DERIVATIVES	12 Months Ended
Dec. 31, 2013
Derivatives
DERIVATIVES

10. DERIVATIVES

New Residential’s derivative instruments are comprised of linked transactions that were not entered into for risk management purposes or for hedging activity. As discussed in Note 2, New Residential’s credit risk with respect to these transactions is the risk of default on New Residential’s investments that results from a borrower’s or counterparty’s inability or unwillingness to make contractually required payments.

New Residential’s derivatives are recorded at fair value on the Consolidated Balance Sheets as follows:

		December 31,
	Balance Sheet Location	2013	2012
Real Estate Securities	Derivative assets	$1,452	$—
Non-Performing Loans	Derivative assets	34,474	—

		$35,926	$—

The following table summarizes gains (losses) recorded in relation to derivatives:

		Year Ended December 31,
	Income Statement Location	2013	2012
Real Estate Securities	Other Income	$(11)	$—
Non-Performing Loans	Other Income	1,831	—

		$1,820	$—

The following table presents both gross and net information about linked transactions:

	December 31,
	2013	2012
Real Estate Securities
Real estate securities, at fair value (A)	$9,952	$—
Repurchase agreements (B)	(8,500)	—

	1,452	—

Non-Performing Loans
Non-performing loans, at fair value (C)	95,014	—
Repurchase agreements (B)	(60,540)	—

	34,474	—

Net assets recognized as linked transactions	$35,926	$—

(A)	Real estate securities that had a current face amount of $10.0 million as of December 31, 2013, which represents the notional amount of the linked transaction.
(B)	Represents their face amount that approximates fair value. Amounts for repurchase agreements related to non-performing loans also includes $0.4 million of accrued interest and deferred financing costs.
(C)	Non-performing loans that had a UPB of $164.6 million as of December 31, 2013, which represents the notional amount of the linked transaction.

Refer to Notes 7 and 8 for further detail of these asset classes held by New Residential. Refer to Notes 11 and 18 for discussions of the financing associated with, and the recent activities related to, non-hedge derivative instruments, respectively.